Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent Events
15. Subsequent events

On 12 January 2018, the Company signed a promissory note with David Watkinson whereby he advanced $25,000 to the Company. The promissory note bears interest at a rate of 1% per month, 12% per annum. Interest shall be payable monthly in arrears on the last business day of each calendar month commencing the first full month after the date of the advance.

On 23 January 2018, the Company announced that it has received conditional approval from the TSX Venture Exchange for its acquisition of a 51% interest in the Golden Arrow Property from Nevada Sunrise Gold Corporation. Emgold plans to complete the acquisition by issuing 2.5 million shares in capital of the Company and paying CDN $282,000 in cash. Emgold has a first option to acquire a further 29% interest in the property by issuing an additional 2.5 million shares and completing CDN $2,750,000 in exploration expenditures over a three year period. As at 31 December 2017, the Company paid a non-refundable deposit and related acquisition expenditures on the Golden Arrow property in the amount of $110,813, which is recorded as deposit on the consolidated statements of financial position. As of the audit report date, the Company has not obtained the final approval from the TSX Venture Exchange for the acquisition and related acquisition expenditures.

On 15 March 2018, the Company issued 214,286 common shares to complete the final acquisition of a one hundred percent interest in its Buckskin Rawhide West Property, Nevada. This was announced publically by the Company on 26 March 2018. Emgold originally signed a Lease and Option to Purchase Agreement in 2012 with Jeremy C. Wire to acquire the PC and RH Claims on the Buckskin Rawhide West Property. The Claims will remain subject to a two percent net smelter returns (NSR) royalty should any future production occur from the Claims. The entire NSR royalty can be purchased for USD$1 million at any time (less any previous royalty payments already made).

On 15 March 2018, the Company issued 214,286 common shares to complete the final acquisition of a one hundred percent interest in its Koegel Rawhide Property, Nevada. This was announced publically by the Company on 28 March 2018. Emgold originally signed a Lease and Option Purchase Agreement in 2012 with Jeremy C. Wire to acquire the RHT and Gel Claims which comprise the core of the Koegel Rawhide Claims. The Claims will remain subject to a two percent net smelter returns (NSR) royalty should any future production occur from the Claims. The entire NSR royalty can be purchased for USD$1 million at any time (less any previous royalty payments already made).